REVENUE AND EXPENSES (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Total	€ 51,262	€ 39,944	€ 80,253	€ 70,497	€ 61,583
Online Sports Betting [Member]
IfrsStatementLineItems [Line Items]
Total	28,386	23,470	45,875	39,719	42,678
Online Casino Wagering [Member]
IfrsStatementLineItems [Line Items]
Total	€ 22,876	€ 16,474	34,178	30,778	18,905
Others [Member]
IfrsStatementLineItems [Line Items]
Total			€ 200